DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

1.     DESCRIPTION OF BUSINESS

HUAHUI EDUCATION GROUP CORPORATION, formerly DUONAS CORP. (“HHEG Nevada” or “Nevada Company”) was incorporated in the State of Nevada on September 19, 2014 to start business operations concerned with production of stylish decorative items made from concrete, such as: different sculptures, candleholders, lamps, tabletops, bookcases, vases of different shapes and forms, decorations for the garden; and subsequent selling thereof.

A change of control took place on November 2, 2017 from Vladyslav Beinars. Control was obtained by the sale of 2,000,000 shares of Nevada Company common stock from Vladyslav Beinars to Zhongpeng Chen, Shuiyu Zhong, Xihan Huang, Meihua Zhuang, Peina Huang, Yanru He, Yin Ao, Zhanpeng Fang, Liming Huang, Chuhong Huang, Xiaodong Du, Qiaohong Xie, Lizhen Huang, Liyu Zhang, Chuhua Chen, Meina Xie, Meiyun Wang, Ning Xie, Lirong Zhang, Chan Li, Qiongju Ou, Xijuan Huang, Yihao Chen, Huilin Chen, Yulan Chen, Yixiong Chen, Qixia Yao, Baoquan Huang, Wei Xiong, Changli Huang and Wu Lin. In connection with the transaction, Vladyslav Beinars released the Company from all debts owed.

Through October 22, 2017, Nevada Company’s primary business activity was production of stylish decorative items made from concrete, such as: different sculptures, candleholders, lamps, tabletops, bookcases, vases of different shapes and forms, decorations for the garden; and subsequent selling thereof. Subsequently, Nevada Company’s operations were determined and structured by the new investor group. As such, at December 31, 2018, Nevada Company accounted for the related assets, liabilities and results of operations up to October 22, 2017 as discontinued operations.

On February 22, 2019, Nevada Company completed the process of redomiciling from Nevada to the Cayman Islands. The Board of Directors had established a wholly owned subsidiary in the Cayman Islands named HUAHUI EDUCATION GROUP LIMITED (“HHEG Cayman” or “Company”), and merged Nevada Company into HHEG Cayman. HHEG Cayman is the surviving company. There was no change in the number of outstanding shares of Nevada Company’s Common Stock and that each share of HHEG Nevada Common Stock was converted into one ordinary share of HHEG Cayman.

On July 2, 2019, the Company’s board of directors unanimously approved modifying the Company’s accounting fiscal year end from June 30 to December 31.

On July 3, 2019 (the “Closing Date”), HHEG Cayman, an exempted company limited by shares under the laws of the Cayman Islands, closed on a share exchange (the “Share Exchange”) with HUAHUI GROUP STOCK LTD, (“HGSL”), a Seychelles company limited by shares, and HUAHUI GROUP (HK) CO., LTD (“HGHK”), a company with limited liability formed under the laws of Hong Kong and a wholly owned subsidiary of HGSL. As a result, HGHK is now a wholly owned subsidiary of the Company. Under the Share Exchange Agreement, on the Closing Date, the Company issued a total of 300,000,000 of its ordinary shares to the HGSL Shareholders in exchange for 100% of the common stock of HGSL. After the closing, the HGSL Shareholders own approximately 99.1% of the Company’s outstanding shares and the former shareholders of the Company own approximately 0.9%. Mr. Zihua Wu, the former sole officer and director of the Company, resigned from all positions with the Company immediately before the closing of the Share Exchange and Mr. Junze Zhang was appointed as the Company’s President, Chief Executive Officer, Chief Financial Officer and Secretary, as well as a director. Mr. Zhongpeng Chen also was appointed a director of the Company. As a result of the Share Exchange, HGSL became the wholly owned subsidiary of the Company and ZHONGDEHUI (SZ) DEVELOPMENT CO., LTD (“ZDSE”), HGSL’s indirect, wholly-owned subsidiary, became the Company’s sole operational business. Consequently, the Company believes that the Share Exchange has caused the Company to cease to be a shell company.

ZDSE was incorporated as a limited company in the Peoples’ Republic of China (the “PRC”) on January 19, 2016. ZDSE is a professional management coaching organization engaged in researching, developing and applying methods for helping individuals to improve their personal and professional leadership skills and effectiveness. ZDSE’s clients consist of executive managers from large scale, small and medium-sized enterprises, as well as professionals and employees in various fields. The Company conducts business in one segment which is the provision of educational services in the PRC.

Shenzhen Huahui Media Technology Co., Ltd. (“HHMT”), established in August 25,2020. Huahui Media’s business projects include: cultural exchange event planning; conference planning; corporate image planning; marketing planning; exhibition planning; stage lighting, audio equipment, display equipment, and technology development and sales, leasing, and door-to-door integration of multimedia teaching systems Installation, on-site maintenance, etc. HHMT has one wholly-owned subsidiary, Shenzhen Jiarui Media Co., Limited (“SJMC”), which was formed on June 4, 2021 under the laws of the PRC. SJMC’s principal business is essentially the same as that of HHMT.

As of December 31, 2021, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huahui Group Stock Limited (“HGSL”)	May 17, 2017	N/A	Seychelles	100%	Investment holding
Huahui Group Co., Limited (“HGCL”)	May 29, 2017	N/A	Seychelles	100%	Investment holding
Huahui Group (HK) Co., Limited (“HGHK”)	January 4, 2017	April 20, 2018	Hong Kong	100%	Investment holding
Huahui (Shenzhen) Education Management Co., Limited (“HEMC”)	March 28, 2017	April 20, 2018	PRC	100%	Consulting
Shenzhen Huahui Shangxing Education Consulting Co., Limited (“HSEC”)	January 5, 2018	May 4, 2018	PRC	100%	Investment holding
Zhongdehui (Shenzhen) Education Development Co., Limited (“ZDSE”)	January19, 2016	June 27, 2018	PRC	100%	Educational services
Huahui Technology (HK) Co., Limited (“HTHK”)	March 25, 2020	N/A	Hong Kong	100%	Investment holding
Huahui (Shenzhen) Education Technology Co., Ltd (“HETC”)	July 8, 2020	N/A	PRC	100%	Investment holding
Huahui Jinming (Shenzhen) Education Technology Co., Limited (“JMET”)	July 8,2020	N/A	PRC	100%	Investment holding
Shenzhen Huahui Media Technology Co., Ltd.(“HHMT”)	August 25,2020	N/A	PRC	100%	Conference and exhibition planning
Zhongdehui (Guangzhou) Education Consulting Co., Limited (“GZZDH”)	December 28,2020	N/A	PRC	100%	Investment holding
Zhongdehui (Shenyang) Education Consulting Co., Limited (“SYZDH”)	December 29,2020	N/A	PRC	100%	Investment holding
Shenzhen Jiarui Media Co.,Limited(SJMC)	June 4, 2021	N/A	PRC	100%	Conference and exhibition planning
Shangdong Yuli Big Data Technology Co., Limited (SDYL)	December 14, 2021	N/A	PRC	100%	Investment holding